Loan Receivable (Narrative) (Details) - CAD ($)	1 Months Ended
	Dec. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan Receivable [Abstract]
Loan receivable	$ 1,290,000	$ 1,833,979	$ 1,301,013	$ (168,701)
Number of shares issued	25,800,000	28,992,429	25,908,233
Par value per share	$ 0.05
Term of loan receivable	24 months
Loan Receivable Interest Rates	8.00%
Advanced to Captiva	$ 216,523